Related Parties - Schedule of Short Term Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Due from related parties	₺ 13,533	₺ 5,299
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties	9,138
Telia Sonera International Carrier AB [member]
Disclosure of transactions between related parties [line items]
Due from related parties	1,741	1,256
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties	210	1,061
GSM Kazakhstan Ltd [member]
Disclosure of transactions between related parties [line items]
Due from related parties	2	830
Azercell Telekom MMC [member]
Disclosure of transactions between related parties [line items]
Due from related parties		364
Other [member]
Disclosure of transactions between related parties [line items]
Due from related parties	₺ 2,442	₺ 1,788